Stockholders’ Equity (Deficit) / Members' Equity (Deficit) and Noncontrolling Interests - Redeemable Noncontrolling Interest Narrative (Details) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 27, 2023	Dec. 31, 2022
Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest	$ (35,525)	$ 159,514	$ (35,525)	$ (42,431)	$ 0
Redemption period				1 year
Net loss attributable to redeemable noncontrolling interest	$ (1,080)	$ 73,384	$ (1,080)	$ 0
flyExclusive, Inc. | Existing Equityholders
Noncontrolling Interest [Line Items]
Ownership percentage	78.30%		78.30%
flyExclusive, Inc. | Existing Equityholders
Noncontrolling Interest [Line Items]
Common units (in shares)				59,930